Acquisition Of Asanko Gold - Summary of Gain on Acquisition (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017	[1]
Disclosure of detailed information about business combination [abstract]
Total fair value of assets acquired		$ 216.8
Redeemable preference shares equity financial asset acquired		129.9
Fair value of identifiable net assets acquired		86.9
Consideration transferred		(165.0)
Gain on acquisition	$ 0.0	$ 51.8	[1]	$ 0.0

[1]	Refer note 42.